Property, Plant and Equipment, Net - Schedule of Future Minimum Capital Expenditures on the Construction-in-progress (Details)	Mar. 31, 2021 USD ($)
Property, Plant and Equipment [Abstract]
2022	$ 686,342
2023	373,283
2024
2025	579,577
Total	$ 1,639,202